Note 24 - Operating Segments	9 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
24	Operating Segments

Information about reportable segments

For the nine months ended September 30, 2024	Blanket	South Africa	Bilboes oxide mine	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Revenue	132,850	–	2,653	–	–	–	135,503
Inter-segmental revenue	–	12,155	–	–	(12,155)	–	–
Royalty	(6,698)	–	(133)	–	–	–	(6,831)
Production costs	(57,696)	(11,009)	(2,485)	–	10,698	(13)	(60,505)
Depreciation	(12,692)	(102)	–	–	721	(33)	(12,106)
Net foreign exchange (loss) gain	(8,353)	245	(64)	–	(65)	(1,045)	(9,282)
Administrative expenses	(698)	(2,577)	(30)	(7)	7	(6,924)	(10,229)
Net derivative financial instrument expense	–	–	–	–	–	(496)	(496)
Equity-settled share-based expense	–	–	–	–	–	(785)	(785)
Cash-settled share-based expense	–	–	–	–	–	(479)	(479)
Other expenses	(3,908)	–	(170)	–	–	–	(4,078)
Other income	160	1	1	–	(8)	211	365
Management fee	(2,373)	2,373	–	–	–	–	–
Finance income	–	467	–	–	(1,770)	1,319	16
Finance cost	(2,579)	(5)	(296)	(82)	1,768	(1,166)	(2,360)
Profit (loss) before tax	38,013	1,548	(524)	(89)	(804)	(9,411)	28,733
Tax expense	(11,361)	(459)	(5)	–	20	(476)	(12,281)
Profit (loss) after tax	26,652	1,089	(529)	(89)	(784)	(9,887)	16,452

As at September 30, 2024	Blanket	South Africa	Bilboes oxide mine	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Segment assets:
Non-Current (excluding intercompany)	192,327	1,001	–	95,042	(5,246)	(3,321)	279,803
Current (excluding intercompany, including Assets held for sale)	53,973	4,162	–	957	(1,714)	2,479	59,857
Expenditure on evaluation and exploration assets (note 12)	–	–	–	2,457	–	–	2,457
Expenditure on property, plant and equipment (note 13)	16,573	220	–	–	(673)	2	16,122
Assets held for sale (note 18)	13,483	–	–	–	–	–	13,483
Intercompany balances	47,079	19,783	436	–	(194,207)	126,909	–

As at September 30, 2024	Blanket	South Africa	Bilboes oxide mine	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Segment liabilities:
Current (excluding intercompany)	(33,403)	(3,089)	–	(2,202)	–	(2,795)	(41,489)
Non-current (excluding intercompany)	(20,707)	–	–	(5,033)	24	(591)	(26,307)
Intercompany balances	(16,310)	(36,719)	–	(75,077)	194,207	(66,101)	–

For the nine months ended September 30, 2023	Blanket	South Africa	Bilboes oxide mine	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Revenue	103,151	–	4,502	–	–	–	107,653
Inter-segmental revenue	–	11,072	–	–	(11,072)	–	–
Royalty	(5,424)	–	(226)	–	–	–	(5,650)
Production costs	(49,696)	(10,668)	(10,825)	–	10,161	–	(61,028)
Depreciation	(10,642)	(105)	(21)	–	750	(31)	(10,049)
Net foreign exchange (loss) gain	(3,069)	(154)	(89)	–	(35)	1,013	(2,334)
Administrative expenses	(124)	(2,444)	(2,068)	–	7	(7,261)	(11,890)
Net derivative financial instrument expense	–	–	–	–	–	(590)	(590)
Equity-settled share-based expense	–	–	–	–	–	(564)	(564)
Cash-settled share-based expense	–	–	–	–	434	(732)	(298)
Other expenses	(1,935)	–	(865)	–	–	–	(2,800)
Other income	94	22	–	–	–	11	127
Management fee	(2,479)	2,479	–	–	–	–	–
Finance income	–	30	–	–	–	–	30
Finance cost	(2,561)	326	(1)	–	2	(128)	(2,362)
Profit (loss) before tax	27,315	558	(9,593)	–	247	(8,282)	10,245
Tax expense	(7,869)	(251)	(89)	–	(43)	(300)	(8,552)
Profit (loss) after tax	19,446	307	(9,682)	–	204	(8,582)	1,693

As at September 30, 2023	Blanket	South Africa	Bilboes oxide mine	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Segment assets:
Non-Current (excluding intercompany)	182,522	926	–	88,722	(5,276)	(1,081)	265,813
Current (excluding intercompany)	48,300	2,999	–	463	(1,709)	4,471	54,524
Expenditure on evaluation and exploration assets	–	–	–	75,252	–	–	75,252
Expenditure on property, plant and equipment	30,701	248	872	–	(2,222)	(11,438)	18,161
Assets held for sale	13,397	–	–	–	–	–	13,397
Intercompany balances	43,146	15,323	(114)	–	(142,366)	84,011	–

As at September 30, 2023	Blanket	South Africa	Bilboes oxide mine	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Segment liabilities:
Current (excluding intercompany)	(29,723)	(2,130)	–	365	–	(4,278)	(35,766)
Non-current (excluding intercompany)	(12,153)	(17)	–	(5,755)	(7)	(279)	(18,211)
Intercompany balances	(23,859)	(34,402)	–	(6,884)	142,366	(77,221)	–

Major customer

Revenues received from Fidelity amounted to $38,714 (2023: $59,510) for the nine months ended September 30, 2024.

The Group has made $91,755 (2023: $48,143) of sales to AEG and $5,034 (2023: $Nil) to Stonex Financial Limited up to September 30, 2024, representing 40,379 ounces (2023: 30,193 ounces) and 2,253 (2023: Nil) respectively. Management believes this new sales mechanism reduces the risk associated with selling and receiving payment from a single refining source in Zimbabwe. It may allow for the Company to raise debt funding secured against offshore gold sales.

The Bullion trade receivables outstanding have been paid in full, after the period end.